Goodwill and Intangible Assets - Schedule of Goodwill and Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 10,008,679,000	$ 4,477,350,000
Ending balance	9,899,198,000	10,008,679,000
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10,719,718,000	4,927,676,000
Additions	113,237,000	79,776,000
Additions through business combination	2,460,000	5,985,055,000
Disposals		(7,830,000)
Translation	189,200,000	(264,959,000)
Ending balance	11,024,615,000	10,719,718,000
Accumulated amortization and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	711,039,000	450,326,000
Amortization	396,369,000	266,171,000
Disposals		(7,665,000)
Impairment	2,872,000	5,373,000
Translation	15,137,000	(3,166,000)
Ending balance	1,125,417,000	711,039,000
Software technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	265,490,000	26,420,000
Ending balance	218,663,000	265,490,000
Software technology | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	406,639,000	117,492,000
Additions	8,974,000	6,808,000
Additions through business combination	2,460,000	300,825,000
Disposals		(2,336,000)
Translation	10,056,000	(16,150,000)
Ending balance	428,129,000	406,639,000
Software technology | Accumulated amortization and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	141,149,000	91,072,000
Amortization	69,124,000	53,159,000
Disposals		(2,171,000)
Impairment	561,000	0
Translation	(1,368,000)	(911,000)
Ending balance	209,466,000	141,149,000
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,352,673,000	1,099,427,000
Ending balance	3,161,650,000	3,352,673,000
Customer relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,847,370,000	1,423,719,000
Additions	0	0
Additions through business combination	0	2,533,869,000
Disposals		0
Translation	75,196,000	(110,218,000)
Ending balance	3,922,566,000	3,847,370,000
Customer relationships | Accumulated amortization and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	494,697,000	324,292,000
Amortization	257,683,000	172,241,000
Disposals		0
Impairment	0	0
Translation	8,536,000	(1,836,000)
Ending balance	760,916,000	494,697,000
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	506,672,000	485,253,000
Ending balance	507,583,000	506,672,000
Brands | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	506,672,000	485,253,000
Additions	0	0
Additions through business combination	0	22,447,000
Disposals		0
Translation	911,000	(1,028,000)
Ending balance	507,583,000	506,672,000
Brands | Accumulated amortization and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0
Amortization	0	0
Disposals		0
Impairment	0	0
Translation	0	0
Ending balance	0	0
Brands (licensed)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	472,474,000	0
Ending balance	467,520,000	472,474,000
Brands (licensed) | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	486,551,000	0
Additions	0	0
Additions through business combination	0	509,896,000
Disposals		0
Translation	17,466,000	(23,345,000)
Ending balance	504,017,000	486,551,000
Brands (licensed) | Accumulated amortization and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14,077,000	0
Amortization	20,811,000	14,346,000
Disposals		0
Impairment	0	0
Translation	1,609,000	(269,000)
Ending balance	36,497,000	14,077,000
Deferred development cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	83,857,000	51,712,000
Ending balance	128,586,000	83,857,000
Deferred development cost | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	122,786,000	71,819,000
Additions	82,751,000	51,574,000
Additions through business combination	0	0
Disposals		0
Translation	1,994,000	(607,000)
Ending balance	207,531,000	122,786,000
Deferred development cost | Accumulated amortization and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	38,929,000	20,107,000
Amortization	31,525,000	14,656,000
Disposals		0
Impairment	1,835,000	4,178,000
Translation	6,656,000	(12,000)
Ending balance	78,945,000	38,929,000
Other Intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	61,533,000	9,328,000
Ending balance	66,220,000	61,533,000
Other Intangibles | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	82,394,000	18,712,000
Additions	21,512,000	21,394,000
Additions through business combination	0	46,668,000
Disposals		(550,000)
Translation	568,000	(3,830,000)
Ending balance	104,474,000	82,394,000
Other Intangibles | Accumulated amortization and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,861,000	9,384,000
Amortization	17,226,000	11,769,000
Disposals		(550,000)
Impairment	476,000	396,000
Translation	(309,000)	(138,000)
Ending balance	38,254,000	20,861,000
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,265,980,000	2,805,210,000
Ending balance	5,348,976,000	5,265,980,000
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,267,306,000	2,810,681,000
Additions	0	0
Additions through business combination	0	2,571,350,000
Disposals		(4,944,000)
Translation	83,009,000	(109,781,000)
Ending balance	5,350,315,000	5,267,306,000
Goodwill | Accumulated amortization and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,326,000	5,471,000
Amortization	0	0
Disposals		(4,944,000)
Impairment	0	799,000
Translation	13,000	0
Ending balance	$ 1,339,000	$ 1,326,000